UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.8%
Alabama 0.7%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	35,000,000	39,067,000
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,748,009
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, 0.01% **, 10/1/2025	3,100,000	3,100,000

		15,848,009
Arizona 1.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.02% **, 10/1/2026, LOC: Bank of America NA	4,100,000	4,100,000
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citibank NA	1,600,000	1,841,760
5.0%, 12/1/2037, GTY: Citibank NA	8,405,000	9,721,475
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	13,003,080
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.0%, 10/1/2030	6,250,000	7,488,188
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,094,178
Series A, 5.25%, 7/1/2033	20,885,000	23,633,675

		84,882,356
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	2,960,000	3,024,646
California 15.7%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	370,000	416,146
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	210,000	243,037
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F, Prerefunded, 5.0%, 4/1/2031	10,700,000	11,260,572
Series F-1, Prerefunded, 5.5%, 4/1/2043	13,000,000	14,863,810
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,666,715
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,762,856
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,393,779
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,800,250
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,706,200
Series A, 6.0%, 7/1/2039	7,500,000	8,735,325
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,927,711
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,149,900
5.0%, 9/1/2032	10,000,000	10,601,500
5.0%, 2/1/2033	8,000,000	9,149,920
5.0%, 2/1/2043	20,000,000	22,712,600
5.0%, 5/1/2044	11,200,000	12,859,056
5.25%, 4/1/2035	15,340,000	17,903,621
6.0%, 4/1/2038	22,915,000	27,520,457
6.25%, 11/1/2034	20,655,000	25,619,636
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,436,000
5.25%, 9/1/2026	18,765,000	22,458,139
5.25%, 9/1/2030	5,000,000	5,897,150
5.25%, 10/1/2032	25,000,000	29,438,000
6.0%, 11/1/2039	50,000,000	61,448,000
6.5%, 4/1/2033	58,440,000	71,381,538
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,709,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,296,600
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,403,500
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,509,425
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,507,100
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,922,193
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,392,061
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,950,050
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,377,336
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	14,036,760
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,709,150
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,558,000
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	18,121,120
Series B, 5.25%, 7/1/2039	12,000,000	13,590,840
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	998,700
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,848,756
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,240,938
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,923,370
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,817,500
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,783,850
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,037,448
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,031,964
Series F, 5.0%, 5/1/2035	27,500,000	30,540,400
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,624,000
Series E, 6.0%, 5/1/2039	35,000,000	41,427,400
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,976,591
University of California, Regents Medical Center Pooled Revenue, Series B-1, 0.01% **, 5/15/2032, SPA: Wells Fargo Bank NA	2,500,000	2,500,000
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,169,500

		851,355,470
Colorado 5.1%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,907,700
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,095,440
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	15,460,500
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	41,133,600
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,837,423
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,440,525
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	17,052,718
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,665,360
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,173,434
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	33,195,290
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,222,300
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,686,650
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,283,669
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,649,331
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,839,500
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,178,425
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,728,825

		278,550,690
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,770,560
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	22,045,400
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,971,360

		57,787,320
District of Columbia 1.0%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,477,558
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,624,150
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,143,950
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,908,238
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,355,205

		56,509,101
Florida 6.4%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.04% **, 12/15/2038, LOC: Citibank NA	3,640,000	3,640,000
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,420,650
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,281,600
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,805,750
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,025,000	1,138,785
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,859,280
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,138,640
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,942,132
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.02% **, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,145,470
Series A, 5.0%, 10/1/2040	1,000,000	1,146,610
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,340,780
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,911,080
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,770,000
Series A, 5.5%, 10/1/2041	30,000,000	34,554,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,145,800
Series A-1, 5.375%, 10/1/2035	1,000,000	1,161,100
Series A-1, 5.375%, 10/1/2041	19,290,000	22,175,784
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,670,026
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,396,100
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,648,465
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,480,324
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project,
Prerefunded, 5.75%, 10/1/2043	10,000,000	11,555,414
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	735,000	771,779
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	74,304
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,284,810
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	572,905
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,036,800
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,945,000	2,064,579
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,255,820
Series A, 5.0%, 7/1/2040	11,895,000	13,402,929
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	111,934
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,895,308
5.25%, 9/1/2035, INS: AGC	3,000,000	3,369,480
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	11,465,000	12,739,449
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,082,928
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,331,781
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	27,320,802

		349,743,998
Georgia 5.3%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,794,583
Series B, 5.0%, 1/1/2037	720,000	810,374
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,671,300
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,484,820
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	6,043,350
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	46,001,600
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	11,032,900
Series B, 5.5%, 1/1/2033	4,000,000	4,352,680
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,533,705
Series A, 5.25%, 10/1/2033	3,635,000	4,205,659
Series A, 5.25%, 10/1/2036	11,115,000	12,861,389
Series A, 5.25%, 10/1/2041	29,000,000	33,478,760
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,160,265
Series A, 5.5%, 2/15/2045	20,000,000	22,379,200
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,588,434
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,558,450
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,076,056
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,620,050
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	20,211,157
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,978,500
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,599,914
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,048,200
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,005,550
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,474,145
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	4,290,000	4,618,871
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,396,738

		286,986,650
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, Prerefunded, 5.5%, 7/1/2016	860,000	875,394
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,265,464
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,975,240
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,804,403

		37,045,107
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,773,117
Illinois 7.0%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,815,299
Series B, 6.0%, 1/1/2041	25,000,000	29,550,500
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,372,800
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	10,125,000	10,590,244
Chicago, IL, O'Hare International Airport Revenue, Series C, 6.5%, 1/1/2041	26,700,000	32,602,569
Chicago, IL, School District General Obligation Lease, Board of Education, Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,521,786
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,849,367
Chicago, IL, Water Revenue:
Series 2000-2, 0.02% **, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
5.0%, 11/1/2023, INS: AGMC	10,000,000	11,201,400
Cook County, IL, Catholic Theological Union Project Revenue, 0.02% **, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,517,604
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,134,315
Series A, 5.5%, 4/1/2044	5,500,000	6,181,560
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,895,015
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,590,720
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,599,432
5.5%, 4/1/2039	4,800,000	5,364,960
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	25,430,388
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,298,746
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: NATL	7,035,000	6,957,545
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,950,738
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,252,608
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,805,445
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,717,075
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,338,372
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,178,680
Series A, 6.7%, 11/1/2021, INS: NATL	19,735,000	23,301,707
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,070,000	5,730,520
Illinois, State Development Finance Authority, Chicago Symphony Project, 0.03% **, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,765,624
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,224,370
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,814,880
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,567,101
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,168,975
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,581,150
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,989,520

		377,341,015
Indiana 1.2%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	630,000	656,504
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	6,132,227
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	1,860,232
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	2,073,992
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,289,845
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,511,276
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,942,633
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.02% **, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,220,880
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	700,000	710,640
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	11,054,400

		63,287,629
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,130,510
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,756,560
Series A, 5.0%, 11/15/2034	4,965,000	5,601,414
Wichita, KS, Airport Authority Facilities Revenue, FlightSafety International, Inc., Series A, AMT, 0.01% **, 11/1/2031, GTY: Berkshire Hathaway, Inc.	2,660,000	2,660,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,207,875

		28,356,359
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,770,230
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,863,780
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,673,500
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,912,425

		56,219,935
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, Prerefunded, 5.25%, 2/1/2039	10,000,000	11,643,300
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,483,200
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,670,680

		29,797,180
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,648,293
Maine, State Housing Authority Mortgage Revenue, Series G, AMT, 0.03% **, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000

		11,563,293
Maryland 0.3%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,642,190
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	4,211,886

		16,854,076
Massachusetts 2.7%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	1,155,000	1,175,732
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,098,860
Series B, 5.0%, 5/1/2043	4,125,000	4,651,185
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,414,976
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,944
Series A-2, 5.5%, 11/15/2046	63,235	54,779
Series A-1, 6.25%, 11/15/2031	1,182,967	1,154,114
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,502,860
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,405,340
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	16,231,903
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,004,380
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,091,000
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,291,340
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,065,887
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,460,721
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	9,965,000	11,123,232

		146,728,253
Michigan 1.5%
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	8,561,582
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	11,016,516
Series I, 6.0%, 10/15/2038	9,000,000	10,408,590
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,807,168
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,315,925
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,840,880
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,713,700
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	9,020,592
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,171,060

		78,856,013
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,628,438
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,629,059
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	7,826,795

		19,084,292
Mississippi 1.2%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	16,146,986
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.01% **, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
Series C, 0.01% **, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000
Series A, 0.02% **, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,267,950
Series A, 6.5%, 9/1/2032	7,420,000	8,558,970

		66,553,906
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,456,870
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,247,399
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,394,994
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,728,003
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	4,173,120

		34,000,386
Montana 0.1%
Forsyth, MT, Pollution Control Revenue, PacifiCorp Project, 0.01% **, 1/1/2018, LOC: JPMorgan Chase Bank NA	7,200,000	7,200,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,136,030
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,136,030
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,136,030

		3,408,090
Nevada 0.3%
Clark County, NV, Airport Revenue:
Series D-2B, 0.02% **, 7/1/2040, LOC: Royal Bank of Canada	10,000,000	10,000,000
Series B, 5.125%, 7/1/2036	5,000,000	5,461,400

		15,461,400
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,860,000
New Jersey 2.7%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,252,741
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,984,663
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,192,150
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,000,860
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,158,654
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,491,640
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,822,040
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,617,650
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	14,016,387
Series AA, 5.5%, 6/15/2039	5,770,000	6,550,219
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	17,419,232
Series B, 5.5%, 6/15/2031	17,300,000	19,947,419
Series A, 6.0%, 6/15/2035	6,000,000	7,274,580
Series A, 6.0%, 12/15/2038	11,075,000	12,911,456
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,051,342
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,733,721
Series E, 5.25%, 1/1/2040	5,250,000	5,859,630
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	825,906
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	447,636
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	447,636

		146,005,562
New York 8.7%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	4,635,000	5,053,031
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,308,630
Series D, 5.0%, 11/15/2038	13,635,000	15,499,450
Series B, 5.25%, 11/15/2044	25,000,000	28,934,500
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	603,085
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,718,565
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,359,800
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,085,784
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2033	33,310,000	39,100,277
Series A, 5.0%, 2/15/2035	9,305,000	10,653,946
Series F, 5.0%, 2/15/2035	5,000,000	5,709,650
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,888,550
Series C, 5.0%, 3/15/2041	10,000,000	11,254,300
Series C, 5.0%, 3/15/2042	14,750,000	16,865,297
Series E, 5.0%, 2/15/2044	10,000,000	11,539,400
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	1,635,000	1,642,178
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.01% **, 5/1/2045, LOC: Wells Fargo Bank NA	2,180,000	2,180,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,992,550
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,063,225
Series A, 5.0%, 4/1/2032	4,000,000	4,586,120
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.03% **, 3/15/2043, LIQ: Morgan Stanley Bank	4,000,000	4,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B, 0.01% **, 1/1/2032, LOC: State Street Bank & Trust Co.	10,455,000	10,455,000
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,764,704
Series TE, 5.0%, 12/15/2035	4,000,000	4,692,240
New York City, NY, Health & Hospital Corp., HHC Capital Corp.:
Series C, 144A, 0.01% **, 2/15/2031, LOC: TD Bank NA	2,070,000	2,070,000
Series D, 144A, 0.02% **, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,295,000	2,295,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.03% **, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,841,760
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,567,030
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,288,950
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,922,560
Series FF, 5.0%, 6/15/2039 (b)	22,500,000	26,125,425
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2035	9,295,000	10,790,844
Series D-1, 5.0%, 2/1/2038	17,655,000	20,305,192
Series A-1, 5.0%, 11/1/2038	11,560,000	13,376,538
Series D-1, 5.0%, 11/1/2038	10,000,000	11,406,300
Series I, 5.0%, 5/1/2042	8,000,000	9,124,320
New York, NY, General Obligation:
Series G-4, 0.01% **, 4/1/2042, LOC: PNC Bank NA	4,590,000	4,590,000
Series G-6, 0.01% **, 4/1/2042, LOC: Mizuho Corporate Bank	2,500,000	2,500,000
Series G-7, 0.01% **, 4/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	4,900,000	4,900,000
Series D-1, 5.0%, 10/1/2033	25,000,000	28,609,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,717,900
Series I-1, 5.375%, 4/1/2036	7,000,000	8,052,940
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,091,749
5.0%, 9/1/2039	4,490,000	5,208,131
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.02% **, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,930,000	1,930,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,213,340

		472,197,261
North Carolina 1.9%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,744,980
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,316,848
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,991,654
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,433,453
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,631,770
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	6,058,713
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.02% **, 12/1/2028, LOC: Branch Banking & Trust	3,900,000	3,900,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.02% **, 6/1/2033, LOC: Branch Banking & Trust	2,370,000	2,370,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.01% **, 12/1/2017	2,000,000	2,000,000

		100,447,418
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,479,529
Ohio 2.7%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	340,000	355,473
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	455,000	474,260
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,102,060
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	485,000	485,815
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	410,000	443,177
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.02% **, 5/1/2049, LOC: Northern Trust Co.	2,100,000	2,100,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	205,000	223,253
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02% **, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,594,894
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,534,260
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,207,623
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,585,402
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	2,250,000	2,567,970
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	360,000	404,269
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.02% **, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,479,050
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,625,680
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,304,216
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,412,376
Series A-1, 5.25%, 2/15/2031	9,375,000	10,961,063
Series A-1, 5.25%, 2/15/2032	7,500,000	8,734,050
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	100,000	107,077

		145,951,968
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,871,916
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	19,510,000	21,950,311

		31,822,227
Pennsylvania 2.1%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,494,126
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,601,062
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,460,612
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	6,075,060
Series B, 5.0%, 6/1/2042	5,975,000	6,561,028
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,572,086
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2044	4,840,000	5,474,137
Series B, 5.75%, 6/1/2039	32,000,000	36,456,640
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,579,510
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,865,951
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,349,530
Series A, 5.25%, 1/1/2036	2,500,000	2,790,300
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,010,766

		112,290,808
Puerto Rico 0.8%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.05% **, 12/1/2030	6,500,000	6,500,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	4,370,453
Series A, 5.5%, 8/1/2042	5,955,000	3,941,555
Series A, 6.0%, 8/1/2042	13,650,000	9,656,693
Series A, 6.375%, 8/1/2039	25,460,000	18,537,171

		43,005,872
Rhode Island 0.7%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,802,710
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,597,800
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	4,865,000	4,890,590
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,782,472

		39,073,572
South Carolina 1.8%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,951,277
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,399,100
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,100,847
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	452,523
6.75%, 1/1/2019, INS: NATL	2,065,000	2,472,115
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,772,425
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,453,879
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2039	6,875,000	7,794,600
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,294,400
Series A, 5.375%, 1/1/2028	2,500,000	2,850,475
Series A, 5.75%, 12/1/2043	35,555,000	42,976,040

		98,517,681
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,912,549
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,394,890

		26,307,439
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,316,350
5.625%, 4/1/2038	4,550,000	5,029,434
5.75%, 4/1/2041	8,675,000	9,607,649
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,450,800
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,970,830
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,324,680

		38,699,743
Texas 11.0%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	8,001,816
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,158,256
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,819,483
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,157,850
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,148,727
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,878,116
Series B, 5.0%, 7/1/2032	3,510,000	3,981,884
Series A, 5.5%, 7/1/2039	10,000,000	11,301,700
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,818,569
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,963,340
Series B, 5.0%, 11/15/2038	3,370,000	3,866,738
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,433,800
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,203,430
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,555,542
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	18,274,575
First Tier, 6.0%, 1/1/2043	30,000,000	35,171,400
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,319,760
Series A, 6.0%, 9/1/2041	6,675,000	8,085,628
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027 *	2,274,000	1,364,355
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,925,190
5.0%, 8/15/2043	9,900,000	11,052,855
5.625%, 8/15/2035	10,000,000	11,777,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,827,974
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.03% **, 9/1/2041, LOC: Bank of America NA	7,510,000	7,510,000
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,877,942
Series D, 5.0%, 11/1/2035	24,425,000	27,423,169
Series D, AMT, 5.0%, 11/1/2038	19,355,000	21,190,241
Series A, 5.25%, 11/1/2038	20,000,000	22,602,000
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,713,302
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	117,720
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	8,300,000	8,215,672
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,720,800
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,949,197
5.0%, 8/15/2035	6,130,000	6,979,741
5.0%, 8/15/2036	3,350,000	3,807,744
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,506
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,062,800
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.861% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,164,520
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,948,200
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	372,701
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,551,461
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,334,183
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,788,896
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,504,498
5.0%, 12/15/2031	4,500,000	4,986,180
5.0%, 12/15/2032	21,215,000	23,354,533
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,124,518
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,711,000
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	16,028,387
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	28,000,000	32,476,080

		595,634,479
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	215,000	227,023
Utah, State Housing Corp., Single Family Mortgage Revenue, "I", Series E-2, 144A, AMT, 0.04% **, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,310,000	7,310,000

		7,537,023
Virginia 0.5%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.02% **, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	4,245,000	4,542,745
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,890,000	2,013,965
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,151,911

		25,013,621
Washington 2.7%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,529,168
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,297,520
Series A, 5.0%, 8/1/2032	2,500,000	2,864,675
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,363,521
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,462,576
Series B, 5.0%, 2/1/2033	5,000,000	5,731,500
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,261,400
Series A, 5.0%, 8/1/2035	12,190,000	13,932,195
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,571,640
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,671,316
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,652,031
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	16,087,558
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,899,972
Series C, 5.0%, 6/1/2033	6,000,000	6,888,900
Series C, 5.0%, 6/1/2041	11,000,000	12,441,220

		146,655,192
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,783,020
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,670,000	3,160,399
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,665,000	5,521,821
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,379,750
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,732,062
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,926,035
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,866,875

		57,369,962

Total Municipal Bonds and Notes (Cost $4,627,558,010)		5,138,030,042
Underlying Municipal Bonds of Inverse Floaters (c) 11.4%
California 2.2%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,236,056	5,939,158
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,742,268	4,244,782
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,118,557	3,537,318
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.038%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	15,620,000	17,883,338
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.26%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	34,714,500
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.76%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, Prerefunded, 6.0%, 8/1/2033 (d)	30,000,000	36,538,500
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.88%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	16,535,051
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.817%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		119,392,647
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	25,949,000
Trust: District of Columbia, Series 3369, 144A, 20.26%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	33,424,397
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.408%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	4,156,329
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,350,810
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,581,408
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,798,115
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	18,303,406
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.401%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		69,614,465
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,464,406
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,782,215
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,197,372
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.438%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,443,993
Massachusetts 1.5%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	23,407,600
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.14%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,777,613
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,365,219
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	3,084,784
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.188%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	21,962,600
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.24%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	21,876,400
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.24%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		82,474,216
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,938,478
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,285,402
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	7,071,060
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.813%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	16,118,519	17,888,061
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	16,841,398	18,690,300
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	10,876,807	12,070,897
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.201%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		69,944,198
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	31,193,282
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.4%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (d)	19,425,000	21,588,097
Trust: New York, NY, Series 2008-1131, 144A, 9.372%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		52,781,379
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	22,627,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.23%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (d)	8,725,000	9,677,355
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (d)	8,725,000	9,677,356
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.25%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,632,530
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	11,310,805
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.679%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		37,298,046
Tennessee 1.3%
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2026 (d)	20,800,000	23,279,984
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.32%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2028 (d)	21,610,075	24,186,631
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.328%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2027 (d)	21,793,305	24,391,702
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.315%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		71,858,317
Texas 1.0%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,580,200
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.44%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	6,312,570
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.61%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (d)	3,000,000	3,312,640
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (d)	7,425,000	8,198,783
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (d)	6,540,000	7,221,555
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (d)	7,000,000	7,729,493
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.402%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (d)	10,000,000	11,044,600
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.11%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		55,399,841

Total Underlying Municipal Bonds of Inverse Floaters (Cost $552,241,468)		618,783,302

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,179,799,478) †	106.2	5,756,813,344
Floating Rate Notes (c)	(6.9)	(376,005,816)
Other Assets and Liabilities, Net	0.7	40,974,719

Net Assets	100.0	5,421,782,247

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A *	5.15%	11/15/2027	2,274,000	2,268,289	1,364,355

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2015.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $4,792,963,705.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $587,843,823.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $603,709,766 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,865,943.

(a) At February 28, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(b) When-issued security.
(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(e)	$ —	$ 5,756,813,344	$ —	$ 5,756,813,344
Total	$ —	$ 5,756,813,344	$ —	$ 5,756,813,344

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015